Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	AWAY
Entity Registrant Name	HOMEAWAY INC
Entity Central Index Key	0001366684
Entity Filer Category	Large Accelerated Filer